Annual Operating Expenses - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 29, 2024
Fidelity Advisor Equity Value Fund - Class A
Operating Expenses:
Management fee	0.60%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual operating expenses	1.14%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	1.14%
Fidelity Advisor Equity Value Fund - Class C
Operating Expenses:
Management fee	0.60%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.31%	[2]
Total annual operating expenses	1.91%
Fee waiver and/or expense reimbursement	0.01%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.90%
Fidelity Advisor Equity Value Fund - Class M
Operating Expenses:
Management fee	0.60%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.28%
Total annual operating expenses	1.38%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	1.38%
Fidelity Advisor Equity Value Fund - Class I
Operating Expenses:
Management fee	0.60%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%
Total annual operating expenses	0.88%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.88%
Fidelity Advisor Equity Value Fund - Class Z
Operating Expenses:
Management fee	0.60%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.75%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%

[1]	AThe management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 3000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.
[3]	CFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of it's respective average net assets, exceed 1.90% (the Expense Cap). If at any time during the current fiscal year expenses for Class C of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through March 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.